Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report
Federal Home Loan Mortgage Corporation (the “Company”)
J.P. Morgan Chase Commercial Mortgage Securities Corp.
J.P. Morgan Securities LLC
Barclays Capital Inc.
(together, the “Specified Parties”):

Re:  FREMF 2023-K157 Mortgage Trust – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “K157 Red Tape.xlsm” (the “Data File”) provided by the Company on June 12, 2023, containing information on 39 mortgage loans and the related 39 mortgaged properties as of June 1, 2023 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by FREMF 2023-K157 Mortgage Trust. The Company is responsible for the specified attributes identified by the Company in the Data File.
The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.
The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•
The term “reporting threshold” means that (i) dollar amounts, percentages, and debt service coverage ratios were within $1.00, 0.1%, and 0.01, respectively, and (ii) dollar amounts were within $5.00 for the Data File attribute Monthly Rent per Unit.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•
The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology, or value, as described in Attachment C.

•	The term “Loan Files” means the copies of source documents made available by the Company and listed in Attachment A. We make no representations regarding the validity or accuracy of these documents.

•	The term “Provided Information” means the Loan Files, Calculation Methodology and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.
We compared the Compared Attributes in the Data File (except for those with “Provided by Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.

B.
We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, as detailed in the “Calculation Methodology” column of Attachment B, and (iii) the Instructions, as applicable.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.
We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.
The procedures performed were applied based on information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the mortgage loans and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were applied based on information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the mortgage loans and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the mortgage loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such mortgage loans and related mortgaged properties being securitized, (iii) the compliance of the originator of the mortgage loans with federal, state, and

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local laws and regulations, or (iv) any other factor or characteristic of the mortgage loans and related mortgaged properties that would be material to the likelihood that the issuer of the certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

 /s/ KPMG LLP

McLean, Virginia
June 12, 2023

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ATTACHMENT A

COMPARED ATTRIBUTES

Attribute Number	Attribute	Source Document(s)
1	Annex #	Provided by Company
2	Loan Group	Provided by Company
3	Freddie Mac Loan Number	Promissory Note, Loan Agreement, Commitment Letter, Investment Brief
4	Property Name	Provided by Company
5	Optigo Lender	Promissory Note, Loan Agreement
6	Address (Street)	Appraisal Report, Engineering Report, USPS Website
7	City	Appraisal Report, Engineering Report, USPS Website
8	County	Appraisal Report, Engineering Report, USPS Website
9	State	Appraisal Report, Engineering Report, USPS Website
10	Metropolitan Statistical Area	MSA File
11	Zip Code	Appraisal Report, Engineering Report, USPS Website
12	Property Type	Appraisal Report
13	Property Sub-Type	Appraisal Report, Investment Brief, Engineering Report, Property Inspection and Lease Audit, Loan Agreement
14	Cut-off Date	Provided by Company
15	Original Principal Balance	Promissory Note
16	Note Date	Promissory Note
17	Note Rate	Promissory Note
18	Rate Type	Promissory Note
19	Interest Calculation	Promissory Note
20	First Payment Date	Promissory Note
21	Maturity Date	Promissory Note
22	Payment Date	Promissory Note
23	Late Charge Grace Period (# of days)	Promissory Note
24	Amortization Type	Promissory Note
25	Interest Only Term	Promissory Note
26	Prepay Provision Description	Loan Agreement, Promissory Note
27	Defease To Maturity (Y/N)	Loan Agreement, Promissory Note
28	Partial Defeasance Permitted (Y/N)	Loan Agreement, Promissory Note
29	Appraised Value	Appraisal Report
30	Appraised Value Type	Appraisal Report
31	Appraisal Firm	Appraisal Report
32	Appraisal Date	Appraisal Report

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
33	Year Built	Engineering Report, Appraisal Report, Physical Risk Report
34	Year Renovated	Engineering Report, Appraisal Report, Physical Risk Report, Investment Brief
35	Number of Units	Rent Roll, Appraisal Report, Investment Brief, Loan Agreement
36	Affordable LI Units (<=80% AMI)	CRA Report
37	Affordable LI Units (<=60% AMI)	CRA Report
38	Affordable VLI Units (<=50% AMI)	CRA Report
38	Unit of Measure	Rent Roll, Appraisal Report, Investment Brief, Loan Agreement
40	# Units - Commercial	Rent Roll, Investment Brief, Appraisal Report, Commercial Lease
41	Elevator (Y/N)	Engineering Report, Appraisal Report, Physical Risk Report
42	FIRREA Eligible (Y/N)	Appraisal Report
43	Zoning Status	Zoning Report, Appraisal Report, Investment Brief, Promissory Note
44	Lien Position	Final Title Policy, Loan Agreement
45	Fee Simple/Leasehold	Final Title Policy
46	Ground Lease Rent	Ground Lease or Ground Lease Estoppel, Loan Agreement
47	Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel, Loan Agreement
48	Ground Lease Expiration Date w/ Extensions	Ground Lease or Ground Lease Estoppel, Loan Agreement
49	U/W EGI	Asset Summary Report (Excel or PDF), Investment Brief
50	U/W Expenses	Asset Summary Report (Excel or PDF), Investment Brief
51	U/W NOI	Asset Summary Report (Excel or PDF), Investment Brief
52	Underwritten Annual Reserves	Asset Summary Report (Excel or PDF), Investment Brief
53	U/W NCF	Asset Summary Report (Excel or PDF), Investment Brief
54	Most Recent Period Ending	Asset Summary Report (Excel or PDF), Investment Brief
55	Most Recent EGI	Asset Summary Report (Excel or PDF), Investment Brief
56	Most Recent Expenses	Asset Summary Report (Excel or PDF), Investment Brief
57	Most Recent NOI	Asset Summary Report (Excel or PDF), Investment Brief
58	Most Recent NCF	Asset Summary Report (Excel or PDF), Investment Brief

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
59	2nd Most Recent Period Ending	Asset Summary Report (Excel or PDF), Investment Brief
60	2nd Most Recent EGI	Asset Summary Report (Excel or PDF), Investment Brief
61	2nd Most Recent Expenses	Asset Summary Report (Excel or PDF), Investment Brief
62	2nd Most Recent NOI	Asset Summary Report (Excel or PDF), Investment Brief
63	2nd Most Recent NCF	Asset Summary Report (Excel or PDF), Investment Brief
64	3rd Most Recent Period Ending	Asset Summary Report (Excel or PDF), Investment Brief
65	3rd Most Recent EGI	Asset Summary Report (Excel or PDF), Investment Brief
66	3rd Most Recent Expenses	Asset Summary Report (Excel or PDF), Investment Brief
67	3rd Most Recent NOI	Asset Summary Report (Excel or PDF), Investment Brief
68	3rd Most Recent NCF	Asset Summary Report (Excel or PDF), Investment Brief
69	Occupancy as of Date	Rent Roll
70	Tenant Concentration Type
For Student, Military and Corporate concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief, Appraisal Report
For Age Restricted concentrations: Appraisal Report, Investment Brief
For Assisted Living/Independent Living concentrations: Loan Agreement
For any other concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief, Appraisal Report, Loan Agreement

71	% of Tenant Concentration
For Student, Military and Corporate concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief, Appraisal Report
For Age Restricted concentrations: Appraisal Report, Investment Brief
For Assisted Living/Independent Living concentrations: Loan Agreement
For any other concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief, Appraisal Report, Loan Agreement

72	Non-Compliance Provisions (Y/N)	Loan Agreement
73	Regulatory Agreement (Y/N)	Legal Affordability Summary Report, Loan Agreement, Regulatory Agreement

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
74	Rental Subsidy Indicator (Y/N)	Provided by Company
75	Rental Subsidy Type	Provided by Company
76	Regulatory Agency/Housing Authority/Regulatory Agreement Counterparty	Legal Affordability Summary Report
77	Type of Regulatory Agreement	Legal Affordability Summary Report
78	Description of Regulatory Agreement(s)	Legal Affordability Summary Report
79	% Units with Income Restrictions	Legal Affordability Summary Report
80	% Units with Rent Restrictions	Legal Affordability Summary Report
81	HAP Maturity Date	Legal Affordability Summary Report
82	Condo Ownership (% or N/A)	Loan Agreement, Investment Brief
83	Amount Sq. Ft - Commercial	Appraisal Report, Rent Roll, Investment Brief, Commercial Lease
84	Environmental Firm	Phase I Environmental Report, Physical Risk Report, Database Review
85	Phase I Environmental Report Date	Phase I Environmental Report, Physical Risk Report, Database Review
86	Phase II Recommended (Y/N)	Phase I Environmental Report, Physical Risk Report, Database Review
87	Phase II Performed (Y/N)	Phase II Environmental Report
88	Phase II Environmental Report Date	Phase II Environmental Report
89	Environmental Cost to Cure (Phase I plus Phase II)	Phase I Environmental Report & Phase II Environmental Report, Physical Risk Report, Database Review
90	Engineering Firm	Engineering Report, Physical Risk Report
91	Engineering Report Date	Engineering Report, Physical Risk Report
92	Immediate Repairs Cost Estimate	Engineering Report, Physical Risk Report
93	Replacement Reserves Cost Estimate per Year	Engineering Report, Physical Risk Report
94	Seismic Firm	Seismic Report
95	Seismic Report Date	Seismic Report
96	Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)	Seismic Report, Engineering Report, Physical Risk Report
97	PML Report Required (Y/N)	Seismic Report, Engineering Report, Physical Risk Report
98	PML (%)	Seismic Report
99	Green Advantage	Loan Agreement, CRA Report
100	Tax Reserve - Current Balance ($ or N/A)	Servicing Tape
101	Tax Reserve - Initial Deposit ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Settlement Statement, Escrow Agreement
102	Tax Reserve - Contractual Payment ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
103	Insurance Reserve - Current Balance ($ or N/A)	Servicing Tape
104	Insurance Reserve - Initial Deposit ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Settlement Statement, Escrow Agreement
105	Insurance Reserve - Contractual Payment	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement
106	Engineering Reserve - Current Balance ($ or N/A)	Servicing Tape
107	Engineering Reserve - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Settlement Statement, Escrow Agreement
108	Engineering Reserve - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Escrow Agreement
109	Replacement Reserve - Current Balance ($ or N/A)	Servicing Tape
110	Replacement Reserve - Initial Deposit ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Settlement Statement, Escrow Agreement
111	Replacement Reserve - Contractual Payment ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement
112	Replacement Reserve - Contractual - Cap ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement
113	Other Reserve - Current Balance ($ or N/A)	Servicing Tape
114	Other Reserve - Initial Deposit ($ or N/A)	Loan Agreement, Loan Agreement Amendment, List of all Escrow Accounts Held, Servicing Tape, Settlement Statement, Escrow Agreement
115	Other Reserve Description	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Escrow Agreement
116	Other Reserve - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Escrow Agreement
117	Other Reserve - Contractual - Cap ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Escrow Agreement
118	Springing Reserve Name	Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement
119	Springing Reserve Amount ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement
120	Springing Reserve Description	Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement
121	Letter of Credit Amount	Letter of Credit, Loan Agreement
122	Letter of Credit Description	Letter of Credit, Loan Agreement
123	Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Loan Agreement, Escrow Agreement
124	Specify Accounts for Escrows/Reserves LOC	Loan Agreement, Escrow Agreement
125	Environmental Insurance (Y/N)	Environmental Insurance Certificate, Loan Agreement, Form 1133, MICT Screenshot

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
126	Environmental Insurance Expiration Date	Provided by Company
127	Environmental Insurance Carrier (Name or N/A)	Provided by Company
128	Environmental Insurance Carrier Rating	Provided by Company
129	Environmental Insurance Coverage ($ or N/A)	Provided by Company
130	Flood Insurance (Y/N)	Standard Flood Hazard Determination Form, Property Insurance Certificate, Form 1133, MICT Screenshot, Flood Waiver, Letter of Map Amendment Determination Document
131	Windstorm Insurance (Y or N)	Property Insurance Certificate, Form 1133, MICT Screenshot
132	Earthquake Insurance In Place (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot, Loan Agreement
133	Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot
134	Terrorism Insurance Expiration Date	Provided by Company
135	Terrorism Insurance Coverage ($ or N/A)	Provided by Company
136	Terrorism Insurance Deductible ($ or N/A)	Provided by Company
137	Terrorism Insurance Carrier (Name or N/A)	Provided by Company
138	Terrorism Insurance Carrier Rating	Provided by Company
139	Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot
140	Property Insurance Expiration Date	Provided by Company
141	Property Insurance Carrier (Name or N/A)	Provided by Company
142	Property Insurance Carrier Rating	Provided by Company
143	Property Insurance Coverage ($ or N/A)	Provided by Company
144	Property Insurance Deductible ($ or N/A)	Provided by Company
145	Liability Insurance Coverage (Y/N)	Liability Insurance Certificate, Form 1133, MICT Screenshot
146	Liability Insurance Expiration Date	Provided by Company
147	Liability Insurance Carrier (Name or N/A)	Provided by Company
148	Liability Insurance Carrier Rating	Provided by Company
149	Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)	Provided by Company
150	Liability Insurance Deductible ($ or N/A)	Provided by Company
151	Cash Management (Description or N/A)	Cash Management, Lockbox Agreement, Loan Agreement
152	Lockbox (Y/N)	Cash Management, Lockbox Agreement, Loan Agreement
153	Existing Financing In Place (existing) (Y/N)	Loan Agreement, Secondary Financing Documents
154	Existing Financing Amount (existing)	Loan Agreement, Secondary Financing Documents

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
155	Existing Financing Description (existing)	Loan Agreement, Secondary Financing Documents
156	Future Mezzanine Debt (Y/N)	Loan Agreement
157	Future Secondary Financing (Y/N)	Loan Agreement
158	Future Secondary Financing Description	Loan Agreement
159	Substitution Permitted (Y/N)	Loan Agreement, Cross Collateralization Agreement
160	Number of Properties per Loan	Loan Agreement, Appraisal, Title Policy
161	Collateral Release Price ($ or N/A)	Cross Collateralization Agreement, Loan Agreement, Promissory Note
162	Crossed Loans	Cross Collateralization Agreement, Loan Agreement, Promissory Note
163	Release (Y or N or N/A)	Loan Agreement, Cross Collateralization Agreement
164	Release Provisions (Description or N/A)	Loan Agreement, Cross Collateralization Agreement
165	Loan Purpose	Loan Agreement, Settlement Statement, Investment Brief
166	Borrowing Entity	Promissory Note, Loan Agreement, Borrower Organizational Documents, Assumption Documents
167	Entity Type	Promissory Note, Loan Agreement, Borrower Organizational Documents, Assumption Documents
168	State of Organization	Promissory Note, Loan Agreement, Borrower Organizational Documents, Assumption Documents
169	Borrower Principal	Provided by Company
170	Borrower Type	Loan Agreement
171	Tenants In Common (Y/N)	Loan Agreement
172	Delaware Statutory Trust (Y/N)	Promissory Note, Loan Agreement, Borrower Organizational Documents, Trust Agreements, Assumption Documents
173	Independent Director (Y/N)	Loan Agreement
174	Non-Consolidation Opinion (Y/N)	Opinion of Counsel, Commitment Letter
175	Assumption Fee	Loan Agreement
176	Recourse(Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement
177	Recourse Description	Loan Agreement, Promissory Note, Guaranty Agreement
178	Bad Boy Indemnitor / Guarantor	Guaranty Agreement, Exceptions to Non-Recourse Agreement, Loan Agreement, Assumption Documents

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
179	Environmental Indemnitor (Name or N/A)	Guaranty Agreement, Exceptions to Non-Recourse Agreement, Loan Agreement, Assumption Documents
180	Environmental Carveout (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement, Exceptions to Non-Recourse Agreement
181	Fraud Carveout (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement, Exceptions to Non-Recourse Agreement
182	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement, Exceptions to Non-Recourse Agreement
183	Voluntary Bankruptcy Carveout (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement, Exceptions to Non-Recourse Agreement
184	Waste Carveout (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement, Exceptions to Non-Recourse Agreement
185	Borrower/Principal Liquid Assets	Provided by Company
186	Borrower/Principal Net Worth	Provided by Company
187	Borrower Or Principal Prior Bankruptcy (Y/N)	Freddie Mac Form 1115, Investment Brief, Borrower Organizational Documents
188	Bankruptcy Description (Chapter # or N/A)	Provided by Company
189	Management Company	Management Agreement, Assignment of Management Agreement, Loan Agreement
190	Primary Servicing Fee	Exhibit A to Commitment Letter, Exhibit A to Early Rate Lock Agreement
191	Master Servicing Fee	Provided by Company
192	Trustee Fee	Trustee Fee Bid Letter
193	Master Servicing Surveillance Fee	Provided by Company
194	Special Servicing Surveillance Fee	Provided by Company
195	CREFC Royalty Fee	CREFC Fee Letter

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute Number	Attribute	Calculation Methodology
196	Cut-off Balance
Recompute using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Note Rate and Monthly Debt Service, as applicable. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.

197	Maturity Balance
Recompute as the aggregate principal amount that is scheduled to be paid on the Maturity Date, excluding the principal component that is included in the Monthly Debt Service that is due on the Maturity Date using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Note Rate and Monthly Debt Service, as applicable. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.

198	% of Cut-off Date Pool Balance	Respective Cut-off Balance divided by sum of pool Cut-off Balances.
199	% of Cut-off Date Loan Group Balance	Respective Cut-off Balance divided by sum of loan group Cut-off Balances.
200	Monthly Debt Service	If Amortization Type is equal to “Interest Only”, set equal to Monthly Debt Service (IO). Otherwise, confirm using Promissory Note.
201	Monthly Debt Service (IO)
Recompute using the Original Principal Balance, Interest Calculation, Interest Only Term and Note Rate. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.

202	Original Amortization Term (months)	Recompute using the Original Principal Balance, Note Rate and Monthly Debt Service.
203	Original Loan Term (months)	Number of payments between and including the First Payment Date and Maturity Date.
204	Remaining Amortization	Recompute using the Original Amortization Term (months), Seasoning as of Cut Off Date and Interest Only Term.
205	Remaining Term	Original Loan Term (months) minus Seasoning as of Cut Off Date.

ATTACHMENT B

Attribute Number	Attribute	Calculation Methodology
206	Seasoning as of Cut Off Date	Original Loan Term (months) minus Remaining Term.
207	Cut-off Balance Per Unit	Cut-off Balance divided by Number of Units.
208	LTV at Cutoff	Cut-off Balance divided by Appraised Value.
209	LTV at Maturity	Maturity Balance divided by Appraised Value.
210	U/W DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service.
211	U/W IO DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service (IO).
212	Most Recent DSCR (NCF)	Most Recent NCF divided by product of 12 and Monthly Debt Service.
213	2nd Most Recent DSCR (NCF)	2nd Most Recent NCF divided by product of 12 and Monthly Debt Service.
214	3rd Most Recent DSCR (NCF)	3rd Most Recent NCF divided by product of 12 and Monthly Debt Service.
215	Occupancy Rate	Number of occupied units listed on the Rent Roll Source Document divided by Number of Units.
216	Monthly Rent per Unit	Monthly residential rent per the Rent Roll Source Document divided by the number of residential units per the Rent Roll, Appraisal Report, Investment Brief, or Loan Agreement Source Documents.
217	% of GPR from Commercial Rental Income	Commercial income divided by the sum of commercial income and residential gross potential rent from the Asset Summary Report (Excel or PDF) Source Document.
218	CDCR (Combined DCR)
Equal to N/A if Existing Financing In Place (existing) (Y/N) is equal to “No”, or if existing financing (i) has a floating interest rate, (ii) is ‘soft debt’, where there is either no requirement for repayment, or payments are calculated from excess cash flows, (iii) has conditions that provide for the potential forgiveness of the debt or (iv) is unsecured. Otherwise, U/W NCF divided by product of 12 and the sum of Monthly Debt Service and monthly debt service of any Existing Financing In Place (existing) (Y/N) which is not represented by any of the conditions (i) through (iv) above.

ATTACHMENT B

Attribute Number	Attribute	Calculation Methodology
219	CLTV (Combined LTV)
Equal to N/A if Existing Financing In Place (existing) (Y/N) is equal to “No”, or if existing financing (i) is ‘soft debt’, (ii) has conditions that provide for the potential forgiveness of the debt or (iii) is unsecured. Otherwise, sum of Cut-off Balance and any Existing Financing Amount (existing) which is not represented by any of the conditions (i) through (iii) above, divided by Appraised Value.

220	Affiliated Borrowers Group Name	Recompute by grouping loans by Borrower Principal.
221	Administration Fee	Sum of Primary Servicing Fee, Master Servicing Fee, Trustee Fee, Master Servicing Surveillance Fee, Special Servicing Surveillance Fee and CREFC Royalty Fee.
222	Net Mortgage Rate	Note Rate minus Administration Fee.

ATTACHMENT C

INSTRUCTIONS

1.
For those Compared Attributes with the source document indicated as “Provided by Company,” and those Recomputed Attributes with the calculation methodology indicated as “Provided by Company,” we were instructed by the Company to assume the attribute or result is accurate and therefore, we did not perform any procedure.

2.
For the Compared Attribute “Environmental Cost to Cure (Phase I plus Phase II)”, we were instructed by the Company to (i) use ‘$0’ as the value for the Compared Attribute when the Source Documents contained an Environmental Cost to Cure of less than $5,000, (ii) use ‘N/A’ as the value for the Compared Attribute when the Source Documents did not indicate a value and (iii) exclude any radon mitigation costs in the value for the Compared Attribute.

3.
For the Compared Attribute “Flood Insurance (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Standard Flood Hazard Determination Form had the ‘No’ field marked in the ‘Determination’ section, or when no Standard Flood Hazard Determination Form was available, and the Loan File did not indicate that the Mortgaged Property was located in a special flood hazard area. When the Standard Flood Hazard Determination Form had the ‘Yes’ field marked in the ‘Determination’ section, we were instructed by the Company to use ‘Yes’ as the value for the Compared Attribute if either flood insurance or an approved waiver was stated in the Source Documents.

4.
For the Compared Attribute “Earthquake Insurance In Place (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Compared Attribute “Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)” is equal to ‘No’ or when the Compared Attribute “PML (%)” is less than or equal to 20.0% or is N/A. Notwithstanding the above, if the Loan Agreement requires building retrofitting we were instructed by the Company to use the Source Documents to determine the value for the Compared Attribute “Earthquake Insurance In Place (Y/N)”.

5.
For the Compared Attribute “PML Report Required (Y/N)”, for Mortgage Loans where “Property Sub-Type” is equal to “Manufactured Housing Community” or contains “MHC”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute, unless a Source Document was provided.

6.	For the Compared Attribute “PML Report Required (Y/N)”, for Mortgage Loans where a Seismic Report was provided, we were instructed by the Company to use ‘Yes’ as the value for the Compared Attribute.

7.
For the Compared Attribute “Appraised Value Type”, we were instructed by the Company to use only the values “As-Is”, “As-Complete”, and “As-Stabilized” (each, an “Acceptable Value Type”). If the Appraisal Report included more than one of an Acceptable Value Type, we were instructed by the Company to use the appraised value listed in the ‘Loan Terms and Underwriting Summary’ section of the Investment Brief to determine which Appraisal Report value to use for the Compared Attribute “Appraised Value”.

8.
For the Compared Attributes “Tenant Concentration Type” and “% of Tenant Concentration”, we were instructed by the Company to exclude concentration types and percentages listed for ‘Seniors’ in the Source Documents.

9.
For the Compared Attribute “Borrower Or Principal Prior Bankruptcy (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Source Document (“Freddie Mac Form 1115”) did not have ‘Yes’ checked.

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ATTACHMENT C

10.
For the Mortgaged Property with a Property Name equal to ‘The Beacon (A-2)’, we were instructed to include the ‘Other Split Note Indebtedness’ defined in the Promissory Note when calculating the following Recomputed Attributes: “Cut-off Balance Per Unit”, “LTV at Cutoff”, “LTV at Maturity”, “U/W DSCR (NCF)”, “U/W IO DSCR (NCF)”, “Most Recent DSCR (NCF)”, “2nd Most Recent DSCR (NCF)”, and “3rd Most Recent DSCR (NCF)”.

11.
For the Mortgaged Property with a Property Name equal to ‘The Beacon (A-2)’, for the Compared Attributes “U/W Expenses”, “U/W NOI” and “U/W NCF”, we were instructed by the Company to exclude the expense adjustment in the Source Documents so that “U/W NOI” and “U/W NCF” values reflect the full property amount.

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